Supplement to the
Fidelity Advisor Asset ManagerSM 20%
Class A, Class T, Class B, and Class C
November 29, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Asset Manager 20%	0.90%	5/1/08	1.15%	5/01/08	1.65%	5/1/08	1.65%	5/1/08

These arrangements may be discontinued by FMR at any time.

AAM20-08-01 May 15, 2008
1.847516.102

Supplement to the
Fidelity Advisor Asset ManagerSM 20%
Institutional Class
November 29, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.42%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual class operating expensesA	0.59%

A Effective May 1, 2008, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.65%. This arrangement may be discontinued by FMR at any time.

AAM20I-08-01 May 15, 2008
1.855549.101

Supplement to the
Fidelity Advisor
Asset ManagerSM 50%
Class A, Class T, Class B, and Class C
November 29, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.25%	0.23%	0.28%	0.24%
Total annual class operating expensesA	1.01%	1.24%	1.79%	1.75%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Asset Manager 50%	1.10%	5/1/08	1.35%	5/1/08	1.85%	5/1/08	1.85%	5/1/08

These arrangements may be discontinued by FMR at any time.

AAM50-08-01 May 15, 2008
1.847520.102

Supplement to the
Fidelity Advisor
Asset ManagerSM 50%
Institutional Class
November 29, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.51%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%
Total annual class operating expensesA	0.72%

A Effective May 1, 2008, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.85%. This arrangement may be discontinued by FMR at any time.

AAM50I-08-01 May 15, 2008
1.837951.102

Supplement to the
Fidelity® Asset ManagerSM Funds Fidelity Asset
Manager® 30%
Fidelity Asset
Manager 40%
Fidelity Asset
Manager 60%
October 3, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

		Effective Date
Asset Manager 30%	0.65%	05/01/08
Asset Manager 40%	0.65%	05/01/08
Asset Manager 60%	0.85%	05/01/08

These arrangements may be discontinued by FMR at any time.

TFS-08-01 May 15, 2008
1.868417.100

Supplement to the
Fidelity Asset ManagerSM Funds Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 60%
Class A, Class T, Class B, and Class C
October 3, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Asset Manager 30%	 0.90%	5/01/08	 1.15%	5/01/08	 1.65%	5/01/08	 1.65%	5/01/08
Asset Manager 40%	 0.90%	5/01/08	 1.15%	5/01/08	 1.65%	5/01/08	 1.65%	5/01/08
Asset Manager 60%	 1.10%	5/01/08	 1.35%	5/01/08	 1.85%	5/01/08	 1.85%	5/01/08

These arrangements may be discontinued by FMR at any time.

ATFS-08-01 May 15, 2008
1.859614.101

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 11.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  35% Dow Jones Wilshire 5000 (U.S. stocks)
  5% Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI® EAFE®) (foreign stocks)
  45% Lehman Brothers U.S. Aggregate Index (U.S. bonds)
  15% Lehman Brothers 3-Month U.S. Treasury Bill Index

Supplement to the
Fidelity Asset ManagerSM Funds Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 60%
Institutional Class
October 3, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Institutional Class	Effective Date
Asset Manager 30%	0.65%	05/01/08
Asset Manager 40%	0.65%	05/01/08
Asset Manager 60%	0.85%	05/01/08

These arrangements may be discontinued by FMR at any time.

ATFSI-08-01 May 15, 2008
1.868416.100